S E L I G M A N

S E L E C T

M U N I C I P A L
F U N D,   I N C .

First Quarter Report
March 31, 2005

To the Stockholders

Your first quarter Stockholder report for Seligman Select Municipal Fund follows this letter. This report contains the Fund’s performance history and portfolio of investments. For the three months ended March 31, 2005, Seligman Select Municipal Fund posted a total return of 0.03% based on net asset value and (0.11)% based on market price.

On March 17, 2005, the Fund’s Board of Directors approved a change in the monthly dividend payment on the Fund’s Common Stock, effective April 2005. The new dividend for the Fund will be $0.0525 per share, which represents an 8.7% decrease in the amount of the monthly dividend previously paid to stockholders. This change is required due to the narrowing of the spread between the Fund’s net earnings on its investment portfolio and the dividend rates paid on its Preferred Stock.

The Fund’s annual distribution rate, based on the new monthly dividend and the market price at March 31, 2005, was 6.19% . This is equivalent to a taxable yield of 9.53% based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 1.75% to 2.70% .

Thank you for your continued support of Seligman Select Municipal Fund. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

May 9, 2005

Manager	Stockholder Service	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Agent	(800) 874-1092	Stockholder Services
100 Park Avenue	Seligman Data Corp.
New York, NY 10017	100 Park Avenue	(212) 682-7600	Outside the
	New York, NY 10017		United States
General Counsel
Sullivan & Cromwell LLP		(800) 622-4597	24-Hour Automated
Telephone Access
Service

Performance Overview and Portfolio Summary

This section of the report is intended to help you understand the performance of Seligman Select Municipal Fund Common Stock and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1by the seventh business day following that month-end.

Returns reflect changes in the market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares.

Investment Returns for Common Stock
Total Returns
For Periods Ended March 31, 2005
		Average Annual

	Three	One	Five	Ten
	Months*	Year	Years	Years

Market Price	(0.11)%	(3.03)%	8.78%	5.27%
Net Asset Value	0.03	2.55	7.82	6.69

Price Per Share
	Market	Net Asset
	Price	Value

March 31, 2005	$10.17	$11.61
December 31, 2004	10.35	11.80

Dividend and Capital Gains Per Share
and Yield Information
For the Three Months Ended March 31, 2005

	Capital Gains††

			SEC 30-Day
Dividends Paid†	Realized	Unrealizedø	Yieldøø

$0.1725	$0.02	$0.69	3.32%

Holdings By Market Sector#
Revenue Bonds	81%
General Obligation Bonds##	19

Weighted Average Maturity	20.5 years

Holdings By Credit Quality**
AAA	85%
AA	4
A	9
BBB	2

See footnotes on page 3.

Performance Overview and Portfolio Summary

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

*	Returns for periods of less than one year are not annualized.

**	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to- maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change and are based on current market values of long-term holdings at March 31, 2005.

†	Preferred Stockholders were paid dividends at annual rates ranging from 1.75% to 2.70%. Earnings on the Fund’s assetsin excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Information does not reflect the effect of capital loss carryforwards that are available to offset these and future net realized capital gains

ø	Represents the per share amount of unrealized appreciation of portfolio securities as of March 31, 2005.

øø	Current yield, representing the annualized yield for the 30-day period ended March 31, 2005, has been computed inaccordance with SEC regulations and will vary.

#	Percentages based on current market values of long-term holdings at March 31, 2005.

##	Includes pre-refunded and escrowed-to-maturity securities.

Portfolio of Investments (unaudited)	March 31, 2005

State#	Face Amount	Municipal Bonds	Rating‡	Value

Alabama — 10.3%	$10,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039Ø	Aaa	$10,751,100
	5,000,000	McIntosh Industrial Development Board,
		Environmental Facilities Rev. (CIBA Specialty
		Chemicals), 5.375% due 6/1/2028	A2	5,111,450
Alaska — 5.0%	4,145,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2020	Aaa	4,870,707
	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa	2,820,999
California — 15.3%	9,130,000	California Pollution Control Financing Authority
		Sewage and Solid Waste Disposal Facilities Rev.
		(Anheuser-Busch Project), 5.75% due 12/1/2030*	A1	9,441,150
	4,100,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,143,173
	4,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa	4,095,040
	5,700,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa	5,835,432
Colorado — 3.8%	5,590,000	Regional Transportation District Sales Tax Rev.,
		5% due 11/1/2024	Aaa	5,807,171
Florida — 1.6%	2,440,000	Orange County School Board (Certificates of
		Participation), 5% due 8/1/2025	Aaa	2,527,523
Georgia — 0.2%	340,000	Georgia Housing and Finance Authority Rev.
		(Single Family Mortgage), 6.10% due 6/1/2031*	Aa2	351,815
Illinois — 5.2%	7,500,000	Chicago GOs, 5.50% due 1/1/2040	Aaa	8,062,500
Louisiana — 6.6%	6,460,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012†	AAA‡‡	7,493,406
	2,500,000	Shreveport GOs, 5% due 5/1/2018	Aaa	2,665,050
Massachusetts — 9.6%	2,500,000	Commonwealth of Massachusetts GOs,
		5% due 3/1/2024	Aaa	2,609,175
	4,000,000	Massachusetts Bay Transportation Authority
		General Transportation System Rev.,
		5.625% due 3/1/2026Ø	Aaa	4,149,280
	4,000,000	Massachusetts Development Finance Agency Rev.
		(WGBH Educational Foundation),
		5.75% due 1/1/2042	Aaa	4,756,720
	3,000,000	Massachusetts Water Resource Authority Rev.,
		5.25% due 8/1/2024	Aaa	3,240,540
Michigan — 4.7%	5,000,000	Detroit Sewage Disposal System Rev.,
		5% due 7/1/2030	Aaa	5,157,500
	2,000,000	Kalamazoo Hospital Finance Authority Rev.
		(Bronson Methodist Hospital),
		5.50% due 5/15/2028	Aaa	2,099,400
Minnesota — 1.8%	2,500,000	Minnesota Agricultural and Economic Development
		Board Rev. (The Evangelical Lutheran Good
		Samaritan Society Project), 6.625% due 8/1/2025	A3	2,735,950

See footnotes on page 6.

Portfolio of Investments (unaudited)	March 31, 2005

State#	Face Amount	Municipal Bonds	Rating‡	Value

Missouri — 2.5%	$1,550,000	Metropolitan St. Louis Sewer District Wastewater
		System Rev., 5% due 5/1/2024	Aaa	$1,618,960
	2,140,000	Missouri State Housing Development Commission
		Single Family Mortgage Rev. (Homeownership
		Loan Program), 5.50% due 3/1/2033*	AAA‡‡	2,170,880
New Jersey — 5.3%	8,000,000	New Jersey Economic Development Authority
		Water Facilities Rev. (American Water Co. Inc.),
		5.375% due 5/1/2032*	Aaa	8,166,640
New York — 12.1%	8,000,000	New York City Municipal Water Finance Authority
		Water and Sewer System Rev.,5% due 6/15/2027	Aaa	8,330,560
	10,000,000	New York State Energy Research and Development
		Authority Electric Facilities Rev. (Consolidated
		Edison Co. NY Inc. Project), 6.10%
		due 8/15/2020	Aaa	10,281,900
New York and	6,500,000	Port Authority of New York and New Jersey
New Jersey — 4.5%		(JFK International Air Terminal LLC Project Rev.),
		5.75% due 12/1/2022*	Aaa	6,985,680
Ohio — 2.0%	2,895,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021Ø	Aaa	3,020,961
	105,000	Cleveland Waterworks Improvement First Mortgage
		Rev., 5.75% due 1/1/2021	Aaa	109,278
Pennsylvania — 10.7%	3,000,000	Delaware County Industrial Development Authority
		Water Facilities Rev. (Philadelphia Suburban
		Water), 5.35% due 10/1/2031*	Aaa	3,122,640
	3,000,000	Lehigh County Industrial Development Authority
		Pollution Control Rev. (Pennsylvania Power &
		Light Company Project), 6.15% due 8/1/2029	Aaa	3,090,780
	10,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa	10,259,300
South Carolina — 3.3%	5,000,000	South Carolina State Ports Authority Rev.,
		5.30% due 7/1/2026*	Aaa	5,115,350
Tennessee — 5.3%	8,000,000	Humphreys County Industrial Development Board
		Solid Waste Disposal Rev. (E.I. duPont de
		Nemours & Co. Project), 6.70% due 5/1/2024*	Aa3	8,180,240
Texas — 13.4%	5,000,000	Dallas-Fort Worth International Airports Rev.,
		5.75% due 11/1/2030*	Aaa	5,342,100
	3,000,000	Houston Airport System Rev.,
		5.625% due 7/1/2030*	Aaa	3,169,140
	4,000,000	Houston Higher Education Finance Corporation
		Rev. (Rice University Project),
		5.375% due 11/15/2029	Aaa	4,199,160
	7,500,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and
		Light Co. Project), 6.125% due 5/1/2030*	Aaa	7,889,700
Washington — 6.9%	4,795,000	Chelan County Public Utility District No. 1 (Chelan
		Hydro Consolidated System Rev.),
		6.25% due 7/1/2017*	Aaa	5,183,731
	5,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.35% due 7/1/2028*	Aaa	5,420,650

Total Municipal Bonds — 130.1%				200,382,731

See footnotes on page 6.

Portfolio of Investments (unaudited)	March 31, 2005

State#	Face Amount	Municipal Bonds	Rating‡	Value

California — 4.8%	$7,465,000	California State Economic Recovery Rev.
		due 7/1/2023	VMIG 1	$7,465,000
Florida — 1.4%	2,200,000	Sarasota County Public Hospital Board Rev.
		(Sarasota Memorial Hospital Project)
		due 7/1/2037	VMIG 1	2,200,000
Illinois — 3.1%	4,700,000	Illinois Health Facility Authority Rev.
		(University of Chicago Hospital) due 8/15/2026	VMIG 1	4,700,000
Massachusetts — 3.5%	5,400,000	Massachusetts Health and Educational Facilities
		Authority Rev. (Capital Assets Program)
		due 1/1/2035	VMIG 1	5,400,000
New York — 2.5%	3,900,000	New York City GOs due 8/1/2017	VMIG 1	3,900,000
Pennsylvania — 0.4%	600,000	Philadelphia Authority for Industrial Development
		Rev. (Regional Performing Arts Center Project)
		due 6/1/2025	VMIG 1	600,000
Puerto Rico — 1.4%	2,100,000	Puerto Rico Commonwealth Government
		Development Bank due 12/1/2015	VMIG 1	2,100,000
South Carolina — 1.8%	2,790,000	Spartanburg County, Health Services District, Inc.
		Hospital Rev. due 4/15/2023	A-1 +‡‡	2,790,000

Variable Rate Demand Notes — 18.9%				29,155,000

Total Investments — 149.0%				229,537,731
Shares Subject to Mandatory Redemption — (48.7)%				(75,000,000)
Other Assets Less Liabilities — (0.3)%				(434,059)

Net Assets — 100.0%				$154,103,672

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets, which does not include the net assets attributable to Preferred Stock of the Fund.

‡	Credit ratings are primarily those issued by Moody’s Investor Services, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s (“S&P”) were used (indicated by the symbol ‡‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

Ø	Pre-refunded security.

†	Escrowed-to-maturity security.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

**	Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2005, the interest rates paid on these notes ranged from 2.19% to 2.33%.

The cost of investments for federal income tax purposes was $220,354,880. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $9,545,967 and $363,117, respectively.

Security Valuation— Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices, which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Board of Directors

Robert B. Catell 2,3
Chairman, Chief Executive Officer and Director,
KeySpan Corporation

John R. Galvin 1,3
Dean Emeritus, Fletcher School of Law and
Diplomacy at Tufts University

Alice S. Ilchman 2,3
President Emerita, Sarah Lawrence College
Director, Jeannette K. Watson
Summer Fellowship
Trustee, Committee for Economic Development

Frank A. McPherson 2,3
Retired Chairman of the Board and Chief
Executive Officer, Kerr-McGee Corporation
Director, ConocoPhillips
Director, Integris Health

John E. Merow *1,3
Retired Chairman and Senior Partner,
Sullivan & Cromwell LLP
Director, Aleris International, Inc.
Director, New York-Presbyterian Hospital

Betsy S. Michel 1,3
Trustee, The Geraldine R. Dodge Foundation

William C. Morris
Chairman, J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1,3
Chairman and Chief Executive Officer,
Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation

Robert L. Shafer 2,3
Ambassador and Permanent Observer of the Sovereign
and Military Order of Malta to the United Nations

James N. Whitson 1,3
Retired Executive Vice President and Chief
Operating Officer, Sammons Enterprises, Inc.
Director, CommScope, Inc.

Brian T. Zino
Director and President, J. & W. Seligman & Co.
Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company
Member of the Board of Governors,
Investment Company Institute

* Will retire on May 19, 2005.
Member: 1	Audit Committee
2	Director Nominating Committee
3	Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Thomas G. Rose
Chairman	Vice President	Vice President

Brian T. Zino	Eleanor T.M. Hoagland	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and	Vice President and Treasurer
Chief Compliance Officer
Thomas G. Moles		Frank J. Nasta
Executive Vice President	Audrey G. Kuchtyak	Secretary
Vice President

Seligman Select Municipal Fund, Inc.
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
www.seligman.com
ESTABLISHED 1864
Photo: Courtesy Michigan Travel Bureau

                CESEL3a 3/05